COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rent Expense:
Net rent expense	$ 3,000,000	$ 2,300,000	$ 2,200,000
Guarantees:
Guarantees, maximum exposure	55,500,000	26,700,000
Capital Commitments:
Unfunded capital commitments	8,300,000	9,100,000
Chief Executive Officer [Member] | Restricted Stock [Member]
Employment Agreements:
Number of shares authorized	556,875
Award vesting period	5 years
Chief Executive Officer Parent Company [Member]
Employment Agreements:
Annual base salary	1,000,000
Chief Executive Officer of Commerical Investment Group [Member]
Employment Agreements:
Annual base salary	750,000
Non-Officer Employee [Member]
Employment Agreements:
Annual base salary	$ 600,000